Stockholders Equity	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE M - STOCKHOLDERS' EQUITY

In conjunction with the repayment and pending sale of the remaining EPA note, the holder will return 1,267,200 shares of Series C preferred stock upon closing. Additionally 1,139,200 shares of Series C preferred stock previously underlying the conversion feature in the $500,000 of convertible debentures repaid are no longer issuable, however, the shares remain eligible for registration under a registration rights agreement.

In May 2015, the holder of the $140,000 promissory note converted the note into 140,000 shares of our Series C preferred stock.

In April and May 2015, the Company sold 1,215,000 shares of its Series C preferred stock for $1.00 per share.

In conjunction with the issuance of the Promissory Note in April 2015, the note holder received warrants to purchase 363,636 shares of common stock, exercisable for a period of 5 years from issue date, at an exercise price of $.41 per share and allow for cashless exercise. On May 1st, the holder exercised the warrant in a cashless manner for 280,345 shares of restricted common stock. Additionally, the financial advisor received warrants to purchase 5,952 shares of common stock, exercisable for a period of 5 years from issue date, at an exercise price of $1.85 (110% of the closing share price) per share and allow for cashless exercise. The equity value of the warrants was initially valued at $213,000.

In connection with the settlement discussed in Note C, the Member will cancel a portion of the 15,451,258 shares of our Series C preferred stock owned. The preferred stock is convertible into 154,512,580 shares of common stock which represents just less than 24% of our fully diluted common shares. For example, using the closing price of August 1, 2015 to approximate market value, we would cancel approximately 128,863,000 shares of common equivalents or approximately 20% of our current fully diluted common shares.

ShareBased Compensation Plan

Compensation expense included in the consolidated condensed statements of operations was $62,000 and $9,000 for the six months ended July 3, 2015 and June 30, 2014, respectively, and $49,000 and $8,000 for the three months ended July 3, 2015 and June 30, 2014, respectively is included in selling, general and administrative expenses. A summary of option activity at July 3, 2015, and changes during the six months then ended is presented below.

	Range of Exercise Price		Stock Options	Wgt. Avg. Exercise Price	Wgt. Avg. Remaining Contractual Life (years)	Wgt. Avg. Grant Date Fair Value	Aggregate Intrinsic Value
As of December 31, 2014
Outstanding		$0.00008	17,779,862	$0.00008	9.25	$0.0045	$42,670,000
Vested and exercisable		$0.00008	4,151,867	$0.00008	9.24	$0.0045	$9,964,000
Nonvested		$0.00008	13,627,995	$0.00008	9.25	$0.0045	$32,706,000

Period Activity
Issued			4,648,582	$0.39		$0.19
Exercised			-	-		-
Vested			2,437,758	$0.00008		$0.0045
Forfeited			-	-		-
Expired			-	-		-

As of July 3, 2015
Outstanding	$0.00008	$2.40	22,428,444	$0.081	9.00	$0.0437	$3,199,000
Vested and exercisable		$0.00008	6,589,625	$0.00008	8.75	$0.0045	$1,186,000
Nonvested	$0.00008	$2.40	15,838,819	$0.115	9.11	$0.0600	$2,013,000

Assumptions:	2015
Expected Volatility	43.01% to 50.14%
Weighted-Average Volatility	43.74%
Expected Dividends	-0-%
Expected Term (years)	6.5
Risk-Free Rate	1.63%to1.96%
Total intrinsic value of options exercised	$-
Total fair value of shares vested	$1,186,000
Unrecognized compensation cost related to nonvested awards	$870,000
Weighted-average period over which nonvested awards are expected to be recognized	2.8years

Cybergy’s authorized capital stock consists of 3,000,000,000 shares of common stock, $0.0001 par value per share and 250,001,000 shares of preferred stock, par value $0.0001 per share, consisting of 1,000 shares of Series B Convertible preferred stock and 250,000,000 shares of Series C Convertible preferred stock. Each share of the Series C Convertible preferred stock is convertible into 10 shares of our common stock. The Company has issued 20,520,229 shares of common stock, 1,000 shares of Series B preferred stock, and 52,378,436 shares of Series C preferred stock as of December 2014.

Prior to the consummation of the transactions contemplated by the Merger Agreement, there were 20,420,229 shares of MKHD common stock issued and outstanding and 242,172,355 of MKHD Series A preferred stock, which were converted into Series C Convertible preferred stock and cancelled. Prior to the Merger, Partners had 3,256,444 shares of common stock outstanding and 10,000 shares of Series A preferred stock, which were cancelled prior to the merger.

At the Effective Time of the Merger:

·	Each issued and outstanding share of the MKHD common stock remained issued and outstanding;
·	Each issued and outstanding share of MKHD’s Series A preferred stock was converted into 0.2 shares of Series C preferred stock and the Series A preferred stock were cancelled.
·	Each share of Partners common stock, par value $0.0001 per share, issued and outstanding immediately prior to the Effective Time was converted automatically into 14.20 shares of the Series C preferred stock (the “Merger Consideration”), subject to dilution based upon the final amount of convertible debentures issued in conjunction with the Merger. After adjustment for the issuance of the Follow-on notes, the final conversion ratio was approximately 12.13.

All convertible debentures issued by Partners were amended, by their terms, and are convertible into Series C preferred stock. Cybergy also issued 1,000 shares of Series B preferred stock to one of the Company’s officers for his approval of the Merger.

On December 5, 2014, Cybergy declared a reverse 1:10 split of its common stock which was effective December 22, 2014. All convertible amounts in any debt or warrant instruments were automatically adjusted.

In September and October, we issued 2,356,594 shares of our Series C preferred stock primarily related to advisory services performed in connection with merger, legal services and settlement of debt.

In March 2015, we cancelled 50,000 issued shares related to the termination of a services agreement. These shares were reflected as issued, but not outstanding in the December 2014 consolidated balance sheet.

The following table reflects our outstanding securities, assuming conversion of the debentures, exercise of warrants and issued stock options, reflected in common shares, as if outstanding at December 31, 2014:

Common shares of Cybergy issued	20,520,229
Shares issuable upon conversion of convertible debentures	80,313,600
Series C preferred stock:
Additional shares issued with convertible debentures	82,873,600
Shares issued to Partners common stock shareholders	368,910,305
Shares issued to MKHD Series A preferred shareholders	48,434,471
Shares issued to consultants	23,565,940
Warrants	7,063,775
Unvested stock option grants	17,779,862
Total	649,461,782

Series B Preferred Stock

So long as any shares of Series B preferred stock remain outstanding: (i) the holders of shares of Series B preferred stock shall be entitled, voting separately as a single class, to elect three (3) directors of the Company.

So long as any shares of Series B preferred stock remain outstanding, the Company shall not, without first obtaining the approval of the holders of at least two-thirds of the then outstanding shares of Series B preferred stock voting together as a single class, undertake any action (whether by amendment of the Company’s Certificate of Incorporation or Bylaws or otherwise, and whether in a single transaction or a class of related transactions) that approves or effects any of the following transactions involving the Company or any of its subsidiaries:

·	alter or change the rights, preferences or privileges of the shares of Series B preferred stock or creates, whether by merger, consolidation, reclassification or otherwise, any new class or class of shares having rights, preferences or privileges senior to or on a parity with shares of the Series B preferred stock;
·	repurchase any equity security (except with respect to shares of the Series B preferred stock);
·	effect a recapitalization, reclassification, split-off, spin-off or bankruptcy of the Company or any of its subsidiaries;
·	effect any Liquidation;
·	increase or decrease the authorized size of the Board or any committee thereof or create any new committee of the Board of the Company or any of its subsidiaries;
·	appoint or change the auditors of the Company or any of its subsidiaries;
·	propose to amend or waive any provision of the Company’s or any of its subsidiaries’ constitutional documents.

Series C Convertible Preferred Stock

The Series C Convertible preferred stock, upon liquidation, winding-up or dissolution of the Corporation, ranks on parity, in all respects, with all the common stock, except for sharing in the earnings of the Company. Each share of Series C preferred stock is convertible into 10 shares of our common stock.

Warrants

In conjunction with the issuance of the Follow-on notes, we issued 656,202 warrants for Series C Preferred Shares of the Company to the lead placement agent and financial advisor. The warrants expire five years from issue date and have an exercise price of $0.218 per share of Series C preferred stock, subject to adjustment of any Anti-dilution and Price Protection Provisions (including “down-round” provisions). The warrants are exercisable into 6,562,020 shares of common stock. The derivative liability associated with the warrants is $15,630,000 at December 2014.

Additionally, we assumed certain warrants of MKHD exercisable into 501,755 shares of common stock at an exercise price of $5.00 per share.

Put/Call Agreement with Member of New West

The Put - Commencing on January 1, 2018 (“First Exercise Date”), Member has the option (the "Put Option"), to cause the Company to purchase all of the shares issued to Member under the EPA for an aggregate purchase price equal to the greater of:

a)	the mutually agreed fair market value of the shares at the time of such exercise, or
b)	in the absence of an agreement as to fair market value per a), then five (5) times the Adjusted EBITDA (as defined in the EPA) for the calendar year immediately prior to the date of the Put Option.

At the option of Member, the Put Option will accelerate and become exercisable prior to the First Exercise Date upon the occurrence of any of the following:

a)	a material breach by the Company of any covenant or agreement under the EPA; and such breach is not cured within the applicable notice and cure period; or
b)	until all Promissory Notes due to Member have been paid in full; or
c)	the removal of Member as a director of Partners for any reason other than for Cause.

The Put Option rights will terminate upon the occurrence of any of the following:

a)	A material breach by Member of any covenant or agreement under the EPA and such breach is not cured within the applicable notice and cure period; or
b)	upon the date that:

i.	The Company has filed a registration statement with the SEC and such registration statement has been declared effective,
ii.	the market capitalization of the Company is greater than $20,000,000 for ten consecutive trading days based on the daily variable weighted average price; and
iii.	the average daily trading volume for the ten consecutive trading days is greater than $200,000 based on the daily variable weighted average price.

The Call - The Company has an ongoing option (the "Call Option"), to purchase from Member all of the shares issued under the EPA ("Call Units"), for an aggregate purchase price equal to the greater of:

a)	The mutually agreed fair market value of the Call Units at the time of such exercise, or
b)	in the absence of an agreement as to fair market value per a), then five (5) times Adjusted EBITDA, or
c)	the price received by the Company for such Call Units if sold or transferred within twelve (12) months of the Call Closing Date (provided, however, that "transferred" shall not include the pledge after the Call Units as security for a loan, unless and until the pledge is enforced by the pledgee).

The date of the closing for the Call (the "Call Closing Date") shall be no earlier than 30 days, nor later than 90 days, after delivery of the Call Notice. The intention of the parties is that the Call Notice shall be binding on the Member as to all equity of the Company issued to Member on the Effective Date so that upon completion of the "call" process the Member will not be the beneficial owner of any of the equity of the Company.

Subsequent to the merger, we evaluated the derivative features of the Put option and measured it at fair value. The derivative liability associated with the Put is $238,679,000 at December 2014 and is included in Derivative liability, long term with an offset to Paid in capital.

Share-Based Compensation Plan

In November 2014, the shareholders of Cybergy approved the Cybergy Holdings, Inc. Stock Plan (“2014 Stock Plan”). The purpose of the 2014 Stock Plan is to: (i) promote the interests of the Company and its stockholders by strengthening Cybergy’s ability to attract, motivate and retain employees, officers, consultants and members of the Board of directors; (ii) furnish incentives to individuals chosen to receive awards of Cybergy’s common stock under the plan because they are considered capable of responding by improving operations and increasing profits or otherwise adding value to Cybergy; and (iii) provide a means to encourage stock ownership and proprietary interest in Cybergy to valued employees, members of the Board of directors and consultants upon whose judgment, initiative, and efforts the continued financial success and growth of our business largely depend.

The shares of common stock to be delivered under the 2014 Stock Plan will be made available, at the discretion of the Board of directors or the compensation committee thereof, either from authorized but unissued common stock or from previously issued common stock reacquired by the Company, including shares of common stock purchased on the open market. To the extent any option or award expires unexercised or is canceled, terminated or forfeited in any manner without the issuance of common stock hereunder, such shares shall again be available for issuance under the 2014 Stock Plan.

The aggregate number of shares that may be issued, transferred or exercised pursuant to awards under the 2014 Stock Plan is 72,769,000 of our common stock.

Awards may be granted to employees, directors and consultants of the Company or any of its subsidiaries in the sole discretion of the compensation committee. In determining the persons to whom awards shall be granted and the type of award, the committee shall take into account such factors as the committee shall deem relevant in connection with accomplishing the purposes of the 2014 Stock Plan.

The term of each option shall be determined by the compensation committee but shall not exceed 10 years. Unless otherwise specified in an option agreement, options shall vest and become exercisable on the following schedule: 1/3 on the first anniversary of the Grant Date, 8.333% at the end of each quarter beginning on the six month anniversary of the Grant Date. Each option shall be designated as an incentive stock option (“ISO”) or a non-qualified option (“NQO”). The exercise price of an ISO shall not be less than the fair market value of the stock covered by the ISO at the grant date; provided, however, the exercise price of an ISO granted to any person who owns, directly or indirectly, stock of the Company constituting more than 10% of the total combined voting power of all classes of outstanding stock of the Company or of any affiliate of the Company, shall not be less than 110% of such fair market value.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the following table. Because this option valuation model incorporates ranges of assumptions for inputs, those ranges are disclosed below. The Company bases the estimate of expected volatility on the historical volatility of similar entities whose share prices are publicly available. We will continue to consider the volatilities of those entities unless circumstances change such that the identified entities are no longer similar to the Company or until there is sufficient information available to utilize the Company’s own stock volatility. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company expects to use historical data to estimate employee termination within the valuation model; separate groups of employees that have similar historical termination behavior are considered separately for valuation purposes. The Company has elected to utilize the following “simplified” method for estimating expected term: ((vesting term + original contractual term) / 2). More detailed information about exercise behavior will, over time, become readily available to us. As such, this simplified method will be used for share option grants until more detailed information is available. We believe these estimates and assumptions are reasonable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

Compensation expense included in the consolidated statements of operations was $23,000 in 2014 and is included in selling, general and administrative expenses.

A summary of option activity at December 31, 2014, and changes during the year then ended is presented below.

	Exercise Price	Stock Options	Wgt. Avg. Exercise Price	Wgt. Avg. Remaining Contractual Life (years)	Wgt. Avg. Grant Date Fair Value	Aggregate Intrinsic Value

2014 Activity
Issued		23,237,528	$0.00008	-	$0.0045	-
Exercised		-	-	-	-	-
Forfeited		5,457,666	$0.00008	-	$0.0045	-
Expired		-	-	-	-	-
As of December 2014
Outstanding	$0.00008	17,779,862	$0.00008	9.25	$0.0045	$42,670,000
Vested and exercisable	$0.00008	4,151,867	$0.00008	9.24	$0.0045	$9,964,000
Nonvested	$0.00008	13,627,995	$0.00008	9.25	$0.0045	$32,706,000

Assumptions:	2014
Expected Volatility	35.89%
Weighted-Average Volatility	35.89%
Expected Dividends	$-
Expected Term (years)	6.5
Risk-Free Rate	0.75% to 0.79%

Total intrinsic value of options exercised	$-
Total fair value of shares vested	$9,964,000
Unrecognized compensation cost related to non-vested awards	$59,000
Weighted-average period over which non-vested awards are expected to be recognized	2.25

In January 2015, the Board of Directors granted 83,333 incentive stock options to Wyly Wade, Director and Chief Technical Officer at an exercise price of $2.40, the closing price of our stock on the grant date.